Offerings - Offering: 1	Sep. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	255,385
Proposed Maximum Offering Price per Unit	4.965
Maximum Aggregate Offering Price	$ 1,267,986.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 194.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Class A common stock, par value $0.001 per share (the "Common Stock") of CaliberCos Inc. (the "Company") that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding Common Stock. The 255,385 shares of Common Stock consists of 15,385 shares of Common Stock and 240,000 shares of Common Stock issuable upon the exercise of the warrants. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Shares on September 29, 2025. All the Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-3. The Company will not receive any proceeds from the sale of its Common Shares by the selling shareholder. However, the Company will receive proceeds from the exercise of the warrants if the warrants are exercised and the holder of such warrants pay the exercise price in cash upon such exercise.